Goodwill	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [abstract]
Goodwill
5 Goodwill
The goodwill has been allocated to the cash generating units (“CGU”) as follows:

	As of December 31,
in 000€	2021	2020*	2019
CGU: MAT Software	3,241	3,241	3,241
CGU: e-Prototypy	743	749	800
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,755	4,445	4,683
CGU: MAT NV Manufacturing (Metal)	—	177	177
CGU: Engimplan	—	—	1,894
CGU: Materialise Motion*	1,175	1,175	—
Total	18,726	18,599	19,607

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
The changes in the carrying value of the goodwill can be presented as follows for the years 2021, 2020 and 2019:

in 000€	Gross	Impairment	Total
At January 1, 2019	17,595	(104)	17,491
Additions	1,864	—	1,864
Currency translation	252	—	252
At December 31, 2019	19,711	(104)	19,607
Additions	1,175	—	1,175
Impairment	—	(1,367)	(1,367)
Currency translation	(816)	—	(816)
At December 31, 2020*	20,070	(1,471)	18,599
Additions	—	—	—
Impairment	—	(177)	(177)
Currency translation	304	—	304
At December 31, 2021	20,374	(1,648)	18,726

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
The goodwill of Orthoview (UK) and
e-Prototypy
(PL) include respectively K€310 and K€(6) impact of currency translation in 2021.
The Group has performed an impairment test for all CGUs, estimating the
Value-in-Use
based on a discounted cash flow model with cash flows for the next five years derived from the budget and a residual value considering a perpetual growth rate. The MAT Software CGU is included in the reportable segment “Materialise Software”. The CGUs ACTech,
e-Prototypy
(PL), MAT NV Manufacturing (Metal) and Materialise Motion are included in the reportable segment “Materialise Manufacturing”. The CGU Orthoview (UK) is included in the reportable segment “Materialise Medical”.
CGU: MAT Software
The goodwill allocated to the CGU MAT software relates to the goodwill from the acquisition of Cenat in 2015 and the goodwill related to the acquisition of Marcam in 2011
(DE-3D
Printing Software).
The impairment test is based on the discounted cash flows resulting from the CGU MAT Software, considering a period of five years. The main assumptions for goodwill impairment testing include a discount rate (based on WACC) of 7.40% (8.06%
pre-tax)
and a perpetual growth rate of 5%. Other assumptions include the year-on-year
growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€42,170. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.
CGU
e-Prototypy
The goodwill relates to the acquisition of the Polish entity
e-Prototypy
. The impairment test on the CGU
e-Prototypy
is based on the discounted cash flows considering a period of five years. The main assumptions include a discount rate (based on WACC) of 9.90% (11.30%
pre-tax)
and a perpetual growth rate of 2%. Other assumptions include the year-on-year
growth rate of the revenue, gross margin and the operating costs which has been determined by management based on past experience and continued investments in capex in new 3D printing equipment. It was concluded that the value in use is significantly higher than the carrying value of the cash generating unit of K€3,519. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero,
there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.
CGU ACTECH
The impairment test on the CGU ACTech is based on the discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 6.36% (8.72%
pre-tax)
and a perpetual growth rate of 1%. Other assumptions include the year-on-year
growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€25,932. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.
CGU Orthoview
The goodwill relates to the acquisition of Orthoview. The impairment test on the CGU Orthoview is based on the discounted cash flows considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 8.05% (9.60%
pre-tax)
and a perpetual growth rate of 1%. Other assumptions include the year-on-year
growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€12,460. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.
The Orthoview business is being integrated further in the existing software business within our Materialise Medical segment. Synergies that are expected from joined product lines are not taken into account in the current impairment review as management believes that Orthoview can still be considered a separate cash generating unit in 2021.
CGU MAT NV Manufacturing Metal (Aldema)
The goodwill related to the acquisition of the Belgian entity Aldema BV in 2015, classified under the CGU Metal Prodution in Belgium. With the Materialise Metal Competence Center established in Bremen, Germany, the carrying value of this asset decreased to 0 resulting in the full impairment of the K€177 goodwill.
CGU Engimplan
The impairment test on the CGU Engimplan is based on the discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 15.49% (18.17%
pre-tax)
and a perpetual growth rate of 7%, supported by an expected long term inflation rate of 3.5%, continued growth opportunities from the increase of the standard of living in Brazil (including access to medical and health care insurances), a growing population in Brazil and export opportunities in Latin America. Other key

assumptions include the
year-on-year
growth rate of the revenue, gross margin and the operating costs which have been determined by local & new management based on past experience. At December 31, 2020, the Group has recorded a full impairment of the goodwill of K€1,367 as well as a partial impairment on customer lists and trade marks for respectively K€942 and K€207. The impairment test at December 31, 2021, did not indicate the need for a further impairment nor for a reversal of the previously recorded impairment charges. Based on the sensitivity analysis performed by the Group whereby the perpetual growth rate would decrease by
100 basis points
, the value in use would be K€25 below the carrying value of the cash generating unit. Based on the sensitivity analysis performed by the Group whereby the discount rate would increase
by 100 basis points, the value in use would be K€194 below the carrying value of the cash generating unit.
CGU Materialise Motion
The impairment test on the CGU Materialise Motion is based on the discounted cash flows, considering a period of 5 years. The main assumptions include a discount rate (based on WACC) of 7.40% (9.00%
pre-tax)
and a perpetual growth rate of 1%. Other assumptions include the year-on-year
growth rate of the revenue, gross margin and the operating costs which have been determined by management based on past experience. It was concluded that the value in use is higher than the carrying value of the cash generating unit of K€8,103. Based on the sensitivity analyses performed by the Group, including analyses whereby the discount rate would increase by 100 basis points or the perpetual growth rate would be zero, there are no reasonably possible changes in assumptions that would reduce the value in use below the carrying value of the cash generating unit.